Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
Schedule of Contractual Obligations	The following table sets forth the Company’s contractual obligations as of December 31, 2023:
	Payments due by period
	Total	Within one year	Within 1-2 years	Over 2 years
	RMB
Operating lease payment	14,023,293	8,806,671	3,405,098	1,811,524
Bank borrowings	30,003,498	30,003,498	-	-
Loan from a related party	3,000,000	3,000,000	-	-
Loans from a third party	2,833,080	-	2,833,080	-
Loan from a shareholder	823,265	-	823,265	-
Total	50,683,136	41,810,169	7,061,443	1,811,524